Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 1,883,561
Cost incurred for dry docking	48,250	$ 27,972	$ 14,069
Balance at the end of the year	1,769,726	1,883,561
Dry-Docking Activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	56,019	48,460	49,298
Cost incurred for dry docking	45,371	27,896	16,239
Dry-dock amortization	(26,682)	(20,326)	(17,077)
Write-down / sale of vessels	(2,901)	(11)	0
Balance at the end of the year	$ 71,807	$ 56,019	$ 48,460